UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Stadium Capital Management, LLC
Address:	19785 Village Office Court, Suite 101
		Bend, OR  97702

Form 13F File Number:	028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bradley R. Kent
Title:	Managing Director
Phone:	541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent			Bend, OR		February 14, 2005
	[Signature]		[City, State]			[Date]

Report Type (Check only one.):
XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		197,635.42 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		    TITLE OF  CUSIP	  VALUE		SHARES	 INV   OTHER  VOTING AUTH
				    CLASS			  X1000				 DISC  MGR	  SOLE

AMERICAN DENTAL PARTNERS    COMMON   25353103     $27,927.08    1,472,947  N    SOLE      1,472,947
ANNTAYLOR STORES CORP       COMMON   36115103      $2,900.09      134,700  N    SOLE        134,700
ADMINISTAFF INC             COMMON   7094105       $5,692.15      451,400  N    SOLE        451,400
AUTOZONE INC                COMMON   53332102      $3,022.36       33,100  N    SOLE         33,100
BARNES & NOBLE INC          COMMON   67774109      $2,504.15       77,600  N    SOLE         77,600
BRISTOL WEST HOLDINGS INC   COMMON   11037M105    $39,272.00    1,963,600  N    SOLE      1,963,600
CONCORDE CAREER COLLEGES    COMMON   20651H201     $5,956.46      293,856  N    SOLE        293,856
CARMIKE CINEMAS INC         COMMON   143436400     $8,493.55      232,700  N    SOLE        232,700
DATAMIRROR CORP             COMMON   237926100     $9,661.96    1,370,297  N    SOLE      1,370,297
ELECTRONICS BOUTIQUE HLDG   COMMON   286045109     $3,187.48       74,231  N    SOLE         74,231
HEWITT ASSOCS INC           COMMON   42822Q100     $3,152.99       98,500  N    SOLE         98,500
H & R BLOCK  INC            COMMON   93671105      $3,033.10       61,900  N    SOLE         61,900
IMPAC MEDICAL SYSTEMS INC   COMMON   45255A104     $8,585.58      419,013  N    SOLE        419,013
WORLD FUEL SERVICES CORP    COMMON   981475106     $6,249.90      125,500  N    SOLE        125,500
LEAR SEATING CORP           COMMON   521865105     $3,343.35       54,800  N    SOLE         54,800
NCO GROUP INC               COMMON   628858102     $3,041.90      117,675  N    SOLE        117,675
OPINION RESEARCH CORP       COMMON   683755102       $920.78      137,635  N    SOLE        137,635
PROQUEST COMPANY            COMMON   74346P102    $38,452.89    1,294,710  N    SOLE      1,294,710
REGAL ENTERTAINMENT GROUP   COMMON   758766109     $2,085.38      100,500  N    SOLE        100,500
REGIS CORPORATION           COMMON   758932107     $4,001.21       86,700  N    SOLE         86,700
SPORTSMANS GUIDE INC        COMMON   848907200       $516.42       22,952  N    SOLE         22,952
STEWART ENTERPRISES INC-C   COMMON   860370105     $2,762.64      395,227  N    SOLE        395,227
TIMBERLAND CO  CL A         COMMON   887100105     $2,030.51       32,400  N    SOLE         32,400
INTRADO INC                 COMMON   46117A100     $4,466.41      369,125  N    SOLE        369,125
WEBEX COMMUNICATIONS INC    COMMON   94767L109     $2,845.40      119,655  N    SOLE        119,655
WHIRLPOOL CORP              COMMON   963320106     $3,529.71       51,000  N    SOLE         51,000






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